Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39216
Entity Registrant Name	Huize Holding Ltd
Entity Central Index Key	0001778982
Entity Address, Address Line One	5/F, Building 3-4
Entity Address, Address Line Two	Shenzhen Animation Park, Yuehai Road, Nanhai Avenue
Entity Address, City or Town	Shenzhen
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
Title of 12(b) Security	American depositary shares
Trading Symbol	HUIZ
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Entity Common Stock, Shares Outstanding	483,310,373
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	5/F, Building 3-4
Entity Address, Address Line Two	Shenzhen Animation Park, Yuehai Road, Nanhai Avenue
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052